ALLOWANCES FOR DOUBTFUL RECEIVABLES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Analysis of allowances for accounts receivable is as follows:
Beginning of the year	$ 3,189,110	$ 7,160,782	$ 1,592,467
Allowances (Reversal) during the year	(2,026,567)	(3,823,744)	5,482,019
Foreign exchange effect	(75,078)	(147,928)	86,296
Closing balance	1,087,465	3,189,110	$ 7,160,782
Allowances reversed during the period	$ 2,026,567	$ 3,823,744